8. INVESTMENTS (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
InvestmentsLineItems [Line Items]
Assets			R$ 50,869,276	R$ 47,327,524
Shareholders' equity			11,361,932	10,013,440	R$ 8,288,229	R$ 7,384,521
Profit (Loss) for the year		R$ 1,000,000	2,244,511	5,200,583	R$ 111,229
Investments			R$ 3,584,169	5,630,613
Usiminas [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity				R$ 2,250,623
Panatlantica S. A. ("Panatlantica") [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation			11.31%	11.33%
Shareholders' equity			R$ 47,300	R$ 28,566
Classified At Fair Value Through Profit Or Loss [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity			47,300	2,279,189
Other Investiments [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity			157	112
Profit (Loss) for the year			171	2,316
Profit On Subsidiaries' Inventories [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity			(18,563)	(116,375)
Profit (Loss) for the year			97,811	(43,903)
Others [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity			157	112
Profit (Loss) for the year			171	2,316
Investiments in Affiliated Companies [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity			3,482,974	5,630,613
Classification Of Investiments In The Balance Sheet [Member]
InvestmentsLineItems [Line Items]
Profit (Loss) for the year			R$ 125,715	135,706
Arvedi Metalfer Do Brasil S.A. [Member]
InvestmentsLineItems [Line Items]
Associate name			Arvedi Metalfer do Brasil
Assets			R$ 44,435	40,712
Liabilities			31,712	26,308
Shareholders' equity			12,723	14,404
Profit (Loss) for the year			(1,682)	(5,087)
Associates [Member]
InvestmentsLineItems [Line Items]
Assets			44,435	40,712
Liabilities			31,712	26,308
Shareholders' equity			12,723	14,404
Profit (Loss) for the year			R$ (1,682)	(5,087)
MRS Logistica S.A. [Member]
InvestmentsLineItems [Line Items]
Joint venture and joint operation name			MRS Logística S.A.
Assets			R$ 4,145,205	3,125,912
Liabilities			2,616,218	1,693,200
Shareholders' equity			1,528,987	1,432,712
Fair Value			433,635	445,383
Profit (Loss) for the year			187,597	R$ 194,403
CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member]
InvestmentsLineItems [Line Items]
Joint venture and joint operation name				CBSI - Companhia Brasileira de Serviços de Infraestrutura
Assets				R$ 25,941
Liabilities				19,997
Shareholders' equity				5,944
Profit (Loss) for the year			6,695	4,501
Joint-Venture And Joint-Operation [Member]
InvestmentsLineItems [Line Items]
Assets			8,543,639	7,217,457
Liabilities			5,825,596	4,597,048
Shareholders' equity			2,718,043	2,620,409
Fair Value			704,751	716,499
Profit (Loss) for the year			R$ 165,445	166,729
Transnordestina Logistica S.A [Member]
InvestmentsLineItems [Line Items]
Joint venture and joint operation name			Transnordestina Logística S.A. [Member]
Assets	[1]		R$ 4,398,434	4,065,604
Liabilities	[1]		3,209,378	2,883,851
Shareholders' equity	[1]		1,189,056	1,181,753
Fair Value	[1]		271,116	271,116
Profit (Loss) for the year	[1]		(17,100)	(20,429)
MRS - Fair Value Amortization [Member]
InvestmentsLineItems [Line Items]
Profit (Loss) for the year			(11,747)	(11,746)
Eliminations [Member]
InvestmentsLineItems [Line Items]
Profit (Loss) for the year			(38,219)	R$ (28,252)
Investment Properties [Member]
InvestmentsLineItems [Line Items]
Shareholders' equity			R$ 101,195

[1]	As of December 31, 2019, and 2018, the Fair Value generated in the loss of control of Transnordestina Logistica S.A. is R$ 659,105 and impairment of R$ 387,989.